Quarterly Financial Information-Unaudited (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended								12 Months Ended
	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Revenue	$ 2,562,500	$ 1,968,200	$ 1,872,200	$ 1,953,900	$ 2,079,100	$ 2,067,500	$ 1,989,600	$ 2,017,300	$ 8,356,783	$ 8,153,495	$ 8,218,180
Cost of revenue.	2,433,400	1,859,700	1,784,800	1,875,700	1,938,900	1,935,700	1,889,700	1,939,200	7,953,607	7,703,507	7,796,321
Gross profit	129,100	108,500	87,400	78,200	140,200	131,800	99,900	78,100	403,176	449,988	421,859
Equity in earnings of joint ventures	8,400	6,000	7,400	36,100	6,400	4,100	7,900	5,900	57,924	24,319	48,650
General and administrative expenses	(15,500)	(15,100)	(26,400)	(23,900)	(23,900)	(24,000)	(27,300)	(22,100)	(80,908)	(97,318)	(80,903)
Acquisition and integration expenses	(19,500)	(7,800)							(27,310)
Goodwill impairment											(336,000)
Income (Loss) from operations	102,500	91,600	68,400	90,400	122,700	111,900	80,500	61,900	352,882	376,989	53,606
Other (expense) income	1,900	1,000	(200)		1,500	1,200	100	700	2,748	3,522	10,603
Interest expense	(10,100)	(9,800)	(10,500)	(10,400)	(10,200)	(11,700)	(11,900)	(10,900)	(40,842)	(44,737)	(46,726)
(Loss) income before income tax expense	94,300	82,800	57,700	80,000	114,000	101,400	68,700	51,700	314,788	335,774	17,483
Income tax (benefit) expense	29,600	13,700	15,200	23,500	35,800	30,100	14,000	12,700	82,024	92,578	74,416
Net income (loss)	64,700	69,100	42,500	56,500	78,200	71,300	54,700	39,000	232,764	243,196	(56,933)
Noncontrolling interests in income of consolidated subsidiaries, net of tax	(600)	100	(2,300)	(100)	(1,700)	(500)	(900)	(900)	(2,910)	(3,953)	(1,634)
Net income (loss) attributable to AECOM	$ 64,100	$ 69,200	$ 40,200	$ 56,400	$ 76,500	$ 70,800	$ 53,800	$ 38,100	$ 229,854	$ 239,243	$ (58,567)
Net income (loss) attributable to AECOM per share:
Basic (in dollars per share)	$ 0.65	$ 0.71	$ 0.41	$ 0.59	$ 0.78	$ 0.71	$ 0.54	$ 0.36	$ 2.36	$ 2.38	$ (0.52)
Diluted (in dollars per share)	$ 0.64	$ 0.70	$ 0.41	$ 0.58	$ 0.77	$ 0.70	$ 0.53	$ 0.36	$ 2.33	$ 2.35	$ (0.52)
Weighted average shares outstanding:
Basic (in shares)	98,100	97,500	97,000	96,300	98,000	99,300	100,400	104,800	97,226	100,618	111,875
Diluted (in shares)	99,700	99,000	98,300	97,600	99,700	100,800	101,800	105,500	98,657	101,942	111,875
Parent
General and administrative expenses									$ (80,900)	$ (97,300)	$ (80,900)
Acquisition and integration expenses									(27,300)
Income (Loss) from operations									238,500	237,000	(38,500)
Other (expense) income									500	1,400	2,000
Interest expense									(37,700)	(43,200)	(44,400)
(Loss) income before income tax expense									201,300	195,200	(80,900)
Income tax (benefit) expense									(28,600)	(44,100)	(22,400)
Net income (loss)									229,900	239,300	(58,500)
Net income (loss) attributable to AECOM									$ 229,900	$ 239,300	$ (58,500)